Loans and Allowance for Loan Losses, Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 46,327	$ 47,714	$ 47,927
Loans charged off [Abstract]
Total loan charge offs	5,915	7,544	8,838
Recoveries of loans previously charged off [Abstract]
Total recoveries	650	1,057	1,625
Net loans charged off	5,265	6,487	7,213
Provision for loan losses	3,700	5,100	7,000
Balance at end of period	44,762	46,327	47,714
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	4,071	4,019	3,771
Loans charged off [Abstract]
Total loan charge offs	779	1,010	1,172
Recoveries of loans previously charged off [Abstract]
Total recoveries	27	514	519
Net loans charged off	752	496	653
Provision for loan losses	1,172	548	901
Balance at end of period	4,491	4,071	4,019
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	42,088	43,597	44,069
Loans charged off [Abstract]
Total loan charge offs	4,951	6,320	7,592
Recoveries of loans previously charged off [Abstract]
Total recoveries	577	511	1,089
Net loans charged off	4,374	5,809	6,503
Provision for loan losses	2,039	4,300	6,031
Balance at end of period	39,753	42,088	43,597
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	168	98	87
Loans charged off [Abstract]
Total loan charge offs	185	214	74
Recoveries of loans previously charged off [Abstract]
Total recoveries	46	32	17
Net loans charged off	139	182	57
Provision for loan losses	489	252	68
Balance at end of period	518	168	98
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	5,578	6,083	7,712
Recoveries of loans previously charged off [Abstract]
Total recoveries	638	504	746
New York and Other States [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan charge offs	779	397	1,072
Recoveries of loans previously charged off [Abstract]
Total recoveries	20	34	14
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan charge offs	4,631	5,485	6,572
Recoveries of loans previously charged off [Abstract]
Total recoveries	572	442	715
New York and Other States [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan charge offs	168	201	68
Recoveries of loans previously charged off [Abstract]
Total recoveries	46	28	17
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	337	1,461	1,126
Recoveries of loans previously charged off [Abstract]
Total recoveries	12	553	879
Florida [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan charge offs	0	613	100
Recoveries of loans previously charged off [Abstract]
Total recoveries	7	480	505
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan charge offs	320	835	1,020
Recoveries of loans previously charged off [Abstract]
Total recoveries	5	69	374
Florida [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan charge offs	17	13	6
Recoveries of loans previously charged off [Abstract]
Total recoveries	$ 0	$ 4	$ 0